LEASE COMMITMENTS	12 Months Ended
Jun. 29, 2018
Contractual Obligation, Fiscal Year Maturity [Abstract]
LEASE COMMITMENTS
NOTE 18: LEASE COMMITMENTS
Total rental expense amounted to $61 million and $65 million in fiscal 2018 and 2017, respectively. Future minimum rental commitments under leases with an initial lease term in excess of one year, primarily for land and buildings, amounted to approximately $280 million at June 29, 2018. These commitments for the five years following fiscal 2018 and, in total, thereafter are: fiscal 2019 — $58 million; fiscal 2020 — $53 million; fiscal 2021 — $47 million; fiscal 2022 — $40 million; fiscal 2023 — $28 million; and in total thereafter — $54 million. These commitments do not contain any material rent escalations, rent holidays, contingent rent, rent concessions, leasehold improvement incentives or unusual provisions or conditions. We do not consider any of these individual leases material to our operations. Leasehold improvements made either at the inception of the lease or during the lease term are amortized over the current lease term, or estimated life, if shorter.